Basis of preparation and material accounting policy information - Reconciliation net result under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Reconciliation Net Result EU IFRS and IASB IFRS [Abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 6,392	€ 7,287	€ 3,674
Adjustment of the EU IAS 39 carve-out	(1,528)	(4,455)	11,856
Tax effect of the adjustment	470	1,308	(3,405)
Effect of adjustment after tax	(1,058)	(3,147)	8,451
Shareholders of the parent	€ 5,334	€ 4,140	€ 12,126